CONSOLIDATED STATEMENTS OF CASH FLOWS ₪ in Millions, $ in Millions		12 Months Ended
		Dec. 31, 2018 USD ($)	Dec. 31, 2018 ILS (₪)		Dec. 31, 2017 ILS (₪)		Dec. 31, 2016 ILS (₪)
CASH FLOWS FROM OPERATING ACTIVITIES:
Cash generated from operations (Appendix)			₪ 627		₪ 1,002		₪ 975
Income tax paid			(2)		(29)		(30)
Net cash provided by operating activities			625		973		945
CASH FLOWS FROM INVESTING ACTIVITIES:
Acquisition of property and equipment			(343)		(223)		(127)
Acquisition of intangible and other assets			(159)		(153)		(69)
Proceeds from (investment in) short-term deposits, net			150		302		(452)
Interest received			1		2		2
Consideration received from sales of property and equipment			3			[1]	7
Payment for acquisition of subsidiary, net of cash acquired			(3)
Net cash used in investing activities			(351)		(72)		(639)
CASH FLOWS FROM FINANCING ACTIVITIES:
Share issuance					190
Acquisition of treasury shares			(100)
Proceeds from issuance of notes payable, net of issuance costs			150		650
Interest paid			(69)		(165)		(108)
Non-current borrowings received					350		250
Repayment of non-current borrowings			(382)		(1,332)		(15)
Repayment of notes payable			(324)		(443)		(643)
Net cash used in financing activities			(725)		(750)		(516)
INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS			(451)		151		(210)
CASH AND CASH EQUIVALENTS AT BEGINNING OF YEAR			867		716		926
CASH AND CASH EQUIVALENTS AT END OF YEAR			416		867		716
Profit for the year			56	[2]	114		52
Adjustments for:
Depreciation and amortization			545		540		565
Amortization of deferred expenses - Right of use			47		40		30
Employee share based compensation expenses			15		20		45
Liability for employee rights upon retirement, net			1		(1)		(3)
Finance costs, net			(7)		(2)		1
Interest paid			69		165		108
Interest received			(1)		(2)		(2)
Deferred income taxes			16		(13)		10
Income tax paid			2		29		30
Decrease (increase) in accounts receivable:
Trade			124		283		226
Other			16		6		(9)
Increase (decrease) in accounts payable and accruals:
Trade			(69)		69		(38)
Other payables			(18)		(3)			[1]
Provisions			(11)		(2)			[1]
Deferred income with respect to settlement agreement with Orange					(108)		(217)
Deferred revenues from HOT mobile			(31)		(31)		227
Other deferred revenues				[1]	3		10
Increase in deferred expenses - Right of use			(107)		(113)		(80)
Current income tax			(15)		5		(4)
Decrease in inventories			(5)		3		24
Cash generated from operations:			627		1,002		975
Supplementary information
Acquisition of intangible assets and property and equipment			157		165		₪ 134
Cost of inventory used as fixed assets			8		₪ 30
Convenience translation into U.S. dollars [Member]
CASH FLOWS FROM OPERATING ACTIVITIES:
Cash generated from operations (Appendix) | $		$ 168
Income tax paid | $		(1)
Net cash provided by operating activities | $		167
CASH FLOWS FROM INVESTING ACTIVITIES:
Acquisition of property and equipment | $		(92)
Acquisition of intangible and other assets | $		(42)
Proceeds from (investment in) short-term deposits, net | $		40
Interest received | $	[1]
Consideration received from sales of property and equipment | $		1
Payment for acquisition of subsidiary, net of cash acquired | $		(1)
Net cash used in investing activities | $		(94)
CASH FLOWS FROM FINANCING ACTIVITIES:
Share issuance | $
Acquisition of treasury shares | $		(27)
Proceeds from issuance of notes payable, net of issuance costs | $		40
Interest paid | $		(18)
Non-current borrowings received | $
Repayment of non-current borrowings | $		(102)
Repayment of notes payable | $		(86)
Net cash used in financing activities | $		(193)
INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS | $		(120)
CASH AND CASH EQUIVALENTS AT BEGINNING OF YEAR | $		231
CASH AND CASH EQUIVALENTS AT END OF YEAR | $		111
Profit for the year | $		15
Adjustments for:
Depreciation and amortization | $		145
Amortization of deferred expenses - Right of use | $		13
Employee share based compensation expenses | $		4
Liability for employee rights upon retirement, net | $	[1]
Finance costs, net | $		(2)
Interest paid			₪ 18
Interest received | $	[1]
Deferred income taxes | $		4
Income tax paid | $		1
Decrease (increase) in accounts receivable:
Trade | $		33
Other | $		4
Increase (decrease) in accounts payable and accruals:
Trade | $		(18)
Other payables | $		(5)
Provisions | $		(3)
Deferred income with respect to settlement agreement with Orange | $
Deferred revenues from HOT mobile | $		(8)
Other deferred revenues | $	[1]
Increase in deferred expenses - Right of use | $		(28)
Current income tax | $		(4)
Decrease in inventories | $		(1)
Cash generated from operations: | $		168
Supplementary information
Acquisition of intangible assets and property and equipment | $		42
Cost of inventory used as fixed assets | $		$ 2

[1]	Representing an amount of less than 1 million.
[2]	See Notes 2(n), 2(f)(5) regarding the adoption of IFRS15, Revenue from Contracts with Customers. In 2018, costs of obtaining contracts with customers were capitalized in the amounts of NIS 62 million and NIS 29 million for the cellular segment and the fixed-line segment, respectively. In 2018, amortization expenses of costs of obtaining contracts with customers for the cellular segment and the fixed-line segment were recorded in the amounts of NIS 36 million and NIS 13 million, respectively.